Current and Deferred Income Tax and Social Contribution - Vasta Platform (Successor) (Details 2) - BRL (R$) R$ in Thousands		3 Months Ended		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2020		Dec. 31, 2019		Oct. 11, 2018		Oct. 10, 2018
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		R$ 87,971		R$ 88,546		R$ (57,340)		R$ 87,951
First adoption of IFRS 16						1,508
Effect on profit (loss)		20		17,530		51,720
Deferred Assets, net at end of period		87,971		88,546		(57,340)		87,951
Derecognized through Parent's Net Investment						(83,859)
Income tax and social contribution losses carryforwards
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		110,499		182,257	[1]	31,353	[1]	119,557
First adoption of IFRS 16
Effect on profit (loss)		(9,058)		137,228	[1]	6,573
Deferred Assets, net at end of period		110,499		182,257	[1]	31,353	[1]	119,557
Impairment losses on trade receivables
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		6,532		9,543		6,730		9,068
First adoption of IFRS 16
Effect on profit (loss)		(2,536)		2,813		1,129
Deferred Assets, net at end of period		6,532		9,543		6,730		9,068
Provision for obsolete inventories
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		24,619		3,263		7,753		25,906
First adoption of IFRS 16
Effect on profit (loss)		(1,287)		(4,490)		(19,289)
Deferred Assets, net at end of period		24,619		3,263		7,753		25,906
Imputed interest on suppliers
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(10,366)		(744)		(3,303)		(428)
First adoption of IFRS 16
Effect on profit (loss)		(9,938)		2,559		8,477
Deferred Assets, net at end of period		(10,366)		(744)		(3,303)		(428)
Provision for risks of tax, civil and labor losses
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		5,867		19,138		20,189		3,624
First adoption of IFRS 16
Effect on profit (loss)		2,243		(1,051)		15,497
Deferred Assets, net at end of period		5,867		19,138		20,189		3,624
Refund liabilities and right to returned goods
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		17,967		10,903		14,998		12,162
First adoption of IFRS 16
Effect on profit (loss)		5,805		(4,095)		(6,170)
Deferred Assets, net at end of period		17,967		10,903		14,998		12,162
Lease Liabilities
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period				4,764		3,594
First adoption of IFRS 16						1,508
Effect on profit (loss)				1,170		1,308
Deferred Assets, net at end of period				4,764		3,594
Goodwill and fair value adjustments on business combination
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(77,892)	[2]	(150,598)	[3]	(30,486)	[3]	(90,889)	[2]
First adoption of IFRS 16	[2]
Effect on profit (loss)		12,997	[2]	(120,112)	[3]	46,574	[2]
Deferred Assets, net at end of period		(77,892)	[2]	(150,598)	[3]	(30,486)	[3]	(90,889)	[2]
Other temporary difference
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		10,745		10,020		6,512		8,951
First adoption of IFRS 16
Effect on profit (loss)		1,794		3,508		(2,379)
Deferred Assets, net at end of period		10,745		R$ 10,020		6,512		8,951
Vasta Platform (Successor)
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		87,971				57,340		87,951
First adoption of IFRS 16						1,508
Effect on profit (loss)		20				51,720
Effect on Parent's Net Investment	[4]					(83,859)
Deferred Assets, net at end of period		87,971				57,340		87,951
Deferred income tax recorded on Business Combination						0
Derecognized through Parent's Net Investment						(84,055)
Adjusted temporary differences through Parent's Net Investment						1,860
Vasta Platform (Successor) | Income tax and social contribution losses carryforwards
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period	[4]	110,499				31,353		119,557
First adoption of IFRS 16	[4]
Effect on profit (loss)	[4]	(9,058)				6,573
Effect on Parent's Net Investment	[4]					(85,719)
Deferred Assets, net at end of period	[4]	110,499				31,353		119,557
Vasta Platform (Successor) | Impairment losses on trade receivables
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		6,532				6,730		9,068
First adoption of IFRS 16
Effect on profit (loss)		(2,536)				1,129
Effect on Parent's Net Investment	[4]					(931)
Deferred Assets, net at end of period		6,532				6,730		9,068
Vasta Platform (Successor) | Provision for obsolete inventories
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		24,619				7,753		25,906
First adoption of IFRS 16
Effect on profit (loss)		(1,287)				(19,289)
Effect on Parent's Net Investment	[4]					2,423
Deferred Assets, net at end of period		24,619				7,753		25,906
Vasta Platform (Successor) | Imputed interest on suppliers
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(10,366)				(3,303)		(428)
First adoption of IFRS 16
Effect on profit (loss)		(9,938)				8,477
Effect on Parent's Net Investment	[4]					(1,414)
Deferred Assets, net at end of period		(10,366)				(3,303)		(428)
Vasta Platform (Successor) | Provision for risks of tax, civil and labor losses
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		5,867				20,189		3,624
First adoption of IFRS 16
Effect on profit (loss)		2,243				15,497
Effect on Parent's Net Investment	[4]					(1,175)
Deferred Assets, net at end of period		5,867				20,189		3,624
Vasta Platform (Successor) | Refund liabilities and right to returned goods
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		17,967				14,998		12,162
First adoption of IFRS 16
Effect on profit (loss)		5,805				(6,170)
Effect on Parent's Net Investment	[4]					3,201
Deferred Assets, net at end of period		17,967				14,998		12,162
Vasta Platform (Successor) | Lease Liabilities
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period						3,594
First adoption of IFRS 16						1,508
Effect on profit (loss)						1,308
Effect on Parent's Net Investment	[4]					778
Deferred Assets, net at end of period						3,594
Vasta Platform (Successor) | Goodwill and fair value adjustments on business combination
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period	[5]	(77,892)				(30,486)		(90,889)
First adoption of IFRS 16	[5]
Effect on profit (loss)	[5]	12,997				46,574
Effect on Parent's Net Investment	[4],[5]					832
Deferred Assets, net at end of period	[5]	(77,892)				(30,486)		(90,889)
Vasta Platform (Successor) | Other temporary difference
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		10,745				6,512		8,951
First adoption of IFRS 16
Effect on profit (loss)		1,794				(2,379)
Effect on Parent's Net Investment	[4]					(1,854)
Deferred Assets, net at end of period		R$ 10,745				R$ 6,512		R$ 8,951

[1]	Refers to tax losses carryforwards accumulated supported by the Company’s forecasts of the future profitability.
[2]	On December 31, 2019 was derecognized through Parent´s Net Investment in the amount of R$ (83,859), upon the conclusion of the legal entity structure that was completed via the comprehensive corporate restructuring and the difference between tax bases of legal entity and amount recognized based on a separate return method for the carve-out operation.
[3]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.
[4]	On December 31 and October 31, 2018 this amount was related to deferred income tax asset on tax losses carryforward calculated based on a separate return method for the carve-out operations which, on December 31, 2019 was derecognized through Parent´s Net Investment in the amount of R$ (84,055), upon the conclusion of the legal entity structure that was completed via the comprehensive corporate restructuring mentioned in note 1. In addition, the temporary differences was also adjusted through Parent´s Net Investiment in net amount of R$ 1,860 related to difference between tax bases of legal entity and amount recognized based on a separate return method for the carve-out operation.
[5]	As discussed in note 2, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Business (i.e. when the Business merges or spin off the businesses acquired) and therefore the tax and accounting basis of the net assets acquired are the same as of the acquisition date. In this regard, as the Business considers it will be entitled to the deductibility of the amortization or depreciation of the net assets acquired after the completion of the corporate restructuring referred to in note 1 above, no deferred income tax was recorded on this Business Combination, except for the portion of goodwill and fair value adjustments of prior business combinations carried out by the Predecessor Somos Anglo which does not have a tax basis (for tax purposes goodwill and fair value adjustments are comprised oftwocomponents being the first component goodwill and fair value adjustment of prior business combination and the second component being the acquisition of the predecessor by the successor). Therefore deferred income tax liability refers to the first component previously mentioned specifically for fair value adjustments once, as required by IFRS, deferred income tax liabilities is not recognized in the initial recognition of goodwill.